Subsequent Events - Additional Information (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
	Oct. 13, 2023	Oct. 11, 2023	May 16, 2022	Dec. 31, 2021
Subsequent events [Line Items]
Dividends paid				R$ 2,910
Boa Vista Servicos S.A [member]
Subsequent events [Line Items]
Dividends paid			R$ 6,946	R$ 6,946
Boa Vista Servicos S.A [member] | Capital Reduction [Member]
Subsequent events [Line Items]
Reduction of capital	R$ 797,874
Boa Vista Servicos S.A [member] | Payment Of Dividend [Member]
Subsequent events [Line Items]
Dividends paid		R$ 277,127